Parent Company Only Financial Statements - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME-Interest income	$ 155,544	$ 108,554	$ 79,605
Interest expense on subordinated debentures	1,182	227
Total noninterest expense	84,498	66,178	52,433
INCOME BEFORE INCOME TAXES	(1,374)	25,753	23,107
BENEFIT FOR INCOME TAXESBENEFIT FOR INCOME TAXES	402	(10,314)	(8,365)
NET INCOME	(972)	15,439	14,742
Green Bancorp, Inc.
INCOME-Interest income	67	39	26
Total income	67	39	26
Interest expense on subordinated debentures	1,182	227
EXPENSE-General and administrative	2,806	3,293	1,894
Total noninterest expense	3,988	3,520	1,894
LOSS BEFORE EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY AND INCOME TAXES	(3,921)	(3,481)	(1,868)
EQUITY IN UNDISTRIBUTED EARNINGS OF SUBSIDIARY, Net of tax	(1,577)	(17,995)	(15,957)
INCOME BEFORE INCOME TAXES	(2,344)	14,514	14,089
BENEFIT FOR INCOME TAXESBENEFIT FOR INCOME TAXES	1,372	925	654
NET INCOME	$ (972)	$ 15,439	$ 14,743